Right of Use Assets (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases	Jun. 30, 2023	Dec. 31, 2022
Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases [Abstract]
Weighted average remaining lease term (years)	2 years 3 months 29 days	2 years 9 months
Weighted average discount rate	4.75%	4.75%